UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2015

1.813030.110

CAF-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 0.9%
Tenneco, Inc. (a)	1,523,645	$ 78,346
Automobiles - 2.9%
Ford Motor Co.	9,940,242	146,221
Harley-Davidson, Inc.	1,619,359	99,914
		246,135
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,569,693	53,809
Hotels, Restaurants & Leisure - 6.7%
Las Vegas Sands Corp.	1,226,261	66,672
Paddy Power PLC (Ireland)	1,139,100	89,137
Starbucks Corp.	2,287,724	200,244
Whitbread PLC	1,763,019	132,906
Wyndham Worldwide Corp.	1,036,389	86,839
		575,798
Leisure Products - 1.3%
Polaris Industries, Inc.	778,637	112,583
Media - 2.6%
Interpublic Group of Companies, Inc.	4,012,294	80,005
The Walt Disney Co.	1,516,781	137,966
		217,971
Multiline Retail - 1.6%
Dollar General Corp. (a)	928,000	62,232
JC Penney Corp., Inc. (a)(d)	10,729,300	78,002
		140,234
Specialty Retail - 1.9%
TJX Companies, Inc.	2,418,415	159,470
Textiles, Apparel & Luxury Goods - 0.4%
Oxford Industries, Inc.	538,837	30,143
TOTAL CONSUMER DISCRETIONARY		1,614,489
CONSUMER STAPLES - 3.5%
Tobacco - 3.5%
Lorillard, Inc.	4,540,178	297,881
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
YPF SA Class D sponsored ADR	1,305,886	30,623
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 20.1%
Banks - 3.8%
Bank of America Corp.	5,956,300	$ 90,238
Citigroup, Inc.	2,148,200	100,858
JPMorgan Chase & Co.	2,441,100	132,747
		323,843
Capital Markets - 13.4%
Affiliated Managers Group, Inc. (a)	265,591	54,584
Ameriprise Financial, Inc.	2,958,779	369,670
BlackRock, Inc. Class A	524,416	178,569
Charles Schwab Corp.	7,814,546	203,022
E*TRADE Financial Corp. (a)	5,963,743	137,464
Goldman Sachs Group, Inc.	439,400	75,757
Morgan Stanley	1,904,100	64,378
Waddell & Reed Financial, Inc. Class A	1,287,738	57,575
		1,141,019
Diversified Financial Services - 2.4%
McGraw Hill Financial, Inc.	2,299,442	205,662
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	763,100	41,032
TOTAL FINANCIALS		1,711,556
HEALTH CARE - 36.6%
Biotechnology - 25.1%
Actelion Ltd.	810,168	89,999
Alexion Pharmaceuticals, Inc. (a)	883,018	161,804
Amgen, Inc.	2,568,999	391,156
Biogen Idec, Inc. (a)	568,192	221,118
Celgene Corp. (a)	3,834,494	456,918
Gilead Sciences, Inc. (a)	6,474,618	678,732
Medivation, Inc. (a)	1,313,584	142,944
		2,142,671
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	11,518,994	170,596
Health Care Providers & Services - 2.0%
HCA Holdings, Inc. (a)	1,346,000	95,297
McKesson Corp.	333,100	70,834
		166,131
Pharmaceuticals - 7.5%
Actavis PLC (a)	285,536	76,107
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Astellas Pharma, Inc.	3,469,200	$ 53,583
Bristol-Myers Squibb Co.	1,185,808	71,469
Jazz Pharmaceuticals PLC (a)	1,158,399	196,163
Pacira Pharmaceuticals, Inc. (a)(d)	872,522	93,665
Shire PLC	1,415,600	103,322
Teva Pharmaceutical Industries Ltd. sponsored ADR	782,300	44,482
		638,791
TOTAL HEALTH CARE		3,118,189
INDUSTRIALS - 7.1%
Airlines - 2.0%
American Airlines Group, Inc.	1,659,700	81,458
Delta Air Lines, Inc.	683,400	32,332
United Continental Holdings, Inc. (a)	830,300	57,598
		171,388
Machinery - 0.8%
Wabtec Corp.	843,654	70,403
Road & Rail - 4.3%
Canadian Pacific Railway Ltd.	400,400	69,786
CSX Corp.	1,723,200	57,383
Norfolk Southern Corp.	1,247,152	127,172
Union Pacific Corp.	956,991	112,169
		366,510
TOTAL INDUSTRIALS		608,301
INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 1.1%
Cisco Systems, Inc.	3,612,700	95,249
IT Services - 1.6%
MasterCard, Inc. Class A	828,790	67,986
Visa, Inc. Class A	244,400	62,300
		130,286
Software - 1.6%
Microsoft Corp.	3,418,800	138,120
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	2,538,700	$ 297,434
TOTAL INFORMATION TECHNOLOGY		661,089
MATERIALS - 0.7%
Chemicals - 0.7%
Ferro Corp. (a)	1,900,887	21,157
Potash Corp. of Saskatchewan, Inc. (d)	1,172,160	42,673
		63,830
TOTAL COMMON STOCKS (Cost $6,314,127)		8,105,958
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	294,410,379	294,410
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	85,883,075	85,883
TOTAL MONEY MARKET FUNDS (Cost $380,293)		380,293
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $6,694,420)		8,486,251
NET OTHER ASSETS (LIABILITIES) - 0.5%		40,734
NET ASSETS - 100%		$ 8,526,985
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	485
Total	$ 580
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Oxford Industries, Inc.	$ 52,998	$ -	$ 18,635	$ 142	$ -
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,614,489	$ 1,614,489	$ -	$ -
Consumer Staples	297,881	297,881	-	-
Energy	30,623	30,623	-	-
Financials	1,711,556	1,711,556	-	-
Health Care	3,118,189	2,961,284	156,905	-
Industrials	608,301	608,301	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 661,089	$ 661,089	$ -	$ -
Materials	63,830	63,830	-	-
Money Market Funds	380,293	380,293	-	-
Total Investments in Securities:	$ 8,486,251	$ 8,329,346	$ 156,905	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $6,700,343,000. Net unrealized appreciation aggregated $1,785,908,000, of which $1,962,627,000 related to appreciated investment securities and $176,719,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2015

1.813012.110

FDE-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 0.0%
Ford Motor Co.	31,791	$ 468
Diversified Consumer Services - 0.4%
DeVry, Inc.	120,932	5,129
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp.	77,947	4,238
Royal Caribbean Cruises Ltd.	108,616	8,206
		12,444
Media - 5.1%
Comcast Corp. Class A	421,801	22,417
DIRECTV (a)	78,728	6,714
Interpublic Group of Companies, Inc.	516,950	10,308
The Walt Disney Co.	153,905	13,999
Time Warner, Inc.	202,797	15,804
		69,242
Multiline Retail - 1.1%
Dillard's, Inc. Class A	33,736	3,832
Macy's, Inc.	172,819	11,040
		14,872
Specialty Retail - 4.2%
AutoZone, Inc. (a)	5,898	3,521
Foot Locker, Inc.	192,625	10,252
GameStop Corp. Class A (d)	311,889	10,994
Home Depot, Inc.	58,940	6,155
L Brands, Inc.	27,854	2,357
Lowe's Companies, Inc.	3,179	215
O'Reilly Automotive, Inc. (a)	64,015	11,994
Ross Stores, Inc.	125,004	11,464
Signet Jewelers Ltd.	1,793	217
Staples, Inc.	54,454	928
		58,097
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	11,579	1,290
NIKE, Inc. Class B	69,882	6,447
PVH Corp.	19,724	2,175
		9,912
TOTAL CONSUMER DISCRETIONARY		170,164
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.5%
Beverages - 0.3%
Monster Beverage Corp. (a)	35,275	$ 4,125
Food & Staples Retailing - 2.6%
CVS Health Corp.	207,286	20,347
Kroger Co.	227,430	15,704
		36,051
Food Products - 4.6%
Archer Daniels Midland Co.	309,177	14,417
Bunge Ltd.	119,235	10,675
Keurig Green Mountain, Inc.	65,287	8,002
Mondelez International, Inc.	232,546	8,195
Pilgrims Pride Corp. (d)	377,193	10,241
Tyson Foods, Inc. Class A	274,125	10,702
		62,232
Household Products - 2.0%
Procter & Gamble Co.	324,844	27,381
TOTAL CONSUMER STAPLES		129,789
ENERGY - 9.0%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	137,927	6,176
Frank's International NV	244,258	3,999
Halliburton Co.	316,830	12,670
Unit Corp. (a)	225,612	6,719
		29,564
Oil, Gas & Consumable Fuels - 6.8%
Apache Corp.	46,325	2,899
California Resources Corp. (a)	546,359	2,797
Chevron Corp.	212,399	21,777
Exxon Mobil Corp.	26,072	2,279
HollyFrontier Corp.	83,064	2,984
Marathon Petroleum Corp.	60,600	5,611
PBF Energy, Inc. Class A (d)	421,338	11,840
Phillips 66 Co.	75,769	5,328
Tesoro Corp.	158,653	12,967
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	304,300	$ 16,091
World Fuel Services Corp.	179,585	8,794
		93,367
TOTAL ENERGY		122,931
FINANCIALS - 13.8%
Banks - 6.7%
Bank of America Corp.	932,133	14,122
Citigroup, Inc.	441,084	20,709
JPMorgan Chase & Co.	466,133	25,348
Wells Fargo & Co.	605,225	31,423
		91,602
Capital Markets - 0.0%
Ameriprise Financial, Inc.	4,189	523
Consumer Finance - 2.6%
American Express Co.	134,758	10,874
Capital One Financial Corp.	201,168	14,728
Navient Corp.	489,437	9,661
		35,263
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	142,469	20,503
Insurance - 0.0%
The Travelers Companies, Inc.	1,731	178
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	91,800	1,978
NorthStar Realty Finance Corp.	605,508	11,450
Simon Property Group, Inc.	82,506	16,391
		29,819
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	355,145	11,485
TOTAL FINANCIALS		189,373
HEALTH CARE - 15.2%
Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc. (a)	15,349	2,813
Amgen, Inc.	125,516	19,111
Biogen Idec, Inc. (a)	48,221	18,766
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	6,948	$ 828
Gilead Sciences, Inc. (a)	219,601	23,021
United Therapeutics Corp. (a)	59,189	8,353
		72,892
Health Care Equipment & Supplies - 0.3%
Medtronic PLC	59,708	4,263
Health Care Providers & Services - 3.1%
Cardinal Health, Inc.	176,601	14,691
Express Scripts Holding Co. (a)	121,826	9,833
McKesson Corp.	76,181	16,200
UnitedHealth Group, Inc.	8,550	908
		41,632
Life Sciences Tools & Services - 0.8%
Quintiles Transnational Holdings, Inc. (a)	187,185	11,325
Pharmaceuticals - 5.7%
AbbVie, Inc.	123,649	7,462
Actavis PLC (a)	63,427	16,906
Allergan, Inc.	34,343	7,530
Johnson & Johnson	327,268	32,773
Mallinckrodt PLC (a)	121,959	12,926
		77,597
TOTAL HEALTH CARE		207,709
INDUSTRIALS - 10.1%
Aerospace & Defense - 3.2%
General Dynamics Corp.	99,511	13,256
Textron, Inc.	82,975	3,531
The Boeing Co.	136,821	19,890
Triumph Group, Inc.	11,677	666
United Technologies Corp.	42,456	4,873
Vectrus, Inc. (a)	73,569	2,048
		44,264
Air Freight & Logistics - 1.0%
FedEx Corp.	82,111	13,886
Airlines - 3.0%
American Airlines Group, Inc.	210,230	10,318
Delta Air Lines, Inc.	336,214	15,906
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	35,184	$ 1,590
United Continental Holdings, Inc. (a)	189,704	13,160
		40,974
Machinery - 0.6%
Caterpillar, Inc.	110,581	8,843
Professional Services - 0.5%
Manpower, Inc.	87,207	6,356
Road & Rail - 1.6%
Con-way, Inc.	232,001	9,505
CSX Corp.	360,766	12,014
		21,519
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	32,025	2,653
TOTAL INDUSTRIALS		138,495
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.2%
Cisco Systems, Inc.	152,035	4,008
QUALCOMM, Inc.	206,102	12,873
		16,881
Electronic Equipment & Components - 0.7%
Jabil Circuit, Inc.	485,198	10,000
Internet Software & Services - 4.2%
Facebook, Inc. Class A (a)	214,363	16,272
Google, Inc.:
Class A (a)	18,631	10,015
Class C (a)	33,721	18,025
Yahoo!, Inc. (a)	286,752	12,614
		56,926
IT Services - 5.4%
Booz Allen Hamilton Holding Corp. Class A	301,315	8,771
Cognizant Technology Solutions Corp. Class A (a)	217,198	11,757
Fiserv, Inc. (a)	170,100	12,337
Genpact Ltd. (a)	134,700	2,703
Leidos Holdings, Inc.	205,504	8,508
MasterCard, Inc. Class A	70,408	5,776
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	78,737	$ 20,071
Xerox Corp.	309,492	4,076
		73,999
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	291,438	12,367
Marvell Technology Group Ltd.	267,550	4,144
Micron Technology, Inc. (a)	295,276	8,641
		25,152
Software - 2.7%
Adobe Systems, Inc. (a)	89,368	6,267
Intuit, Inc.	4,926	428
Microsoft Corp.	294,230	11,887
Oracle Corp.	437,110	18,311
		36,893
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	559,354	65,532
TOTAL INFORMATION TECHNOLOGY		285,383
MATERIALS - 4.2%
Chemicals - 1.0%
Ecolab, Inc.	124,336	12,902
LyondellBasell Industries NV Class A	12,228	967
		13,869
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	15,991	1,038
Sealed Air Corp.	277,919	11,256
		12,294
Metals & Mining - 1.5%
Steel Dynamics, Inc.	573,581	9,774
United States Steel Corp. (d)	423,309	10,346
		20,120
Paper & Forest Products - 0.8%
Domtar Corp.	294,591	11,283
TOTAL MATERIALS		57,566
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	196,696	$ 8,991
UTILITIES - 2.4%
Electric Utilities - 1.6%
Entergy Corp.	85,667	7,497
Exelon Corp.	407,855	14,699
		22,196
Independent Power Producers & Renewable Electricity Producers - 0.8%
NRG Energy, Inc.	416,604	10,273
TOTAL UTILITIES		32,469
TOTAL COMMON STOCKS (Cost $1,246,578)		1,342,870
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.13% (b)	18,832,800	18,833
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	21,710,000	21,710
TOTAL MONEY MARKET FUNDS (Cost $40,543)		40,543
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,287,121)		1,383,413
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(15,307)
NET ASSETS - 100%		$ 1,368,106
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	52
Total	$ 60
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,287,137,000. Net unrealized appreciation aggregated $96,276,000, of which $136,932,000 related to appreciated investment securities and $40,656,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2015

1.813068.110

TQG-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	8,000	$ 5,678,720
Marriott International, Inc. Class A	77,000	5,736,500
Shake Shack, Inc. Class A	500	22,950
		11,438,170
Household Durables - 1.2%
PulteGroup, Inc.	855,000	17,604,450
Media - 1.7%
Comcast Corp. Class A	223,000	11,851,335
The Walt Disney Co.	158,000	14,371,680
		26,223,015
Multiline Retail - 1.0%
Target Corp.	203,000	14,942,830
Specialty Retail - 2.1%
Ross Stores, Inc.	296,000	27,146,160
TJX Companies, Inc.	58,000	3,824,520
		30,970,680
Textiles, Apparel & Luxury Goods - 0.6%
Ralph Lauren Corp.	57,000	9,512,730
TOTAL CONSUMER DISCRETIONARY		110,691,875
CONSUMER STAPLES - 10.3%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR	93,000	11,352,510
Constellation Brands, Inc. Class A (sub. vtg.) (a)	209,000	23,084,050
		34,436,560
Food & Staples Retailing - 6.5%
CVS Health Corp.	836,000	82,061,760
Wal-Mart Stores, Inc.	175,000	14,871,500
		96,933,260
Household Products - 1.5%
Procter & Gamble Co.	262,000	22,083,980
TOTAL CONSUMER STAPLES		153,453,800
ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	914,800	24,242,200
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (d)	826,000	$ 5,699,400
Southwestern Energy Co. (a)	677,965	16,806,752
		46,748,352
FINANCIALS - 15.0%
Banks - 2.6%
Bank of America Corp.	1,112,900	16,860,435
Wells Fargo & Co.	398,000	20,664,160
		37,524,595
Capital Markets - 3.9%
Ameriprise Financial, Inc.	466,000	58,222,040
Diversified Financial Services - 8.5%
McGraw Hill Financial, Inc.	1,137,000	101,693,281
Moody's Corp.	272,000	24,841,760
		126,535,041
TOTAL FINANCIALS		222,281,676
HEALTH CARE - 24.0%
Biotechnology - 11.9%
Amgen, Inc.	211,000	32,126,860
Celgene Corp. (a)	290,000	34,556,400
Gilead Sciences, Inc. (a)	734,000	76,945,220
Intercept Pharmaceuticals, Inc. (a)(d)	105,102	21,128,655
Pharmacyclics, Inc. (a)	72,000	12,150,000
Spark Therapeutics, Inc.	1,400	70,000
		176,977,135
Health Care Equipment & Supplies - 2.0%
Entellus Medical, Inc.	3,000	64,770
Medtronic PLC	370,000	26,418,000
The Cooper Companies, Inc.	20,100	3,168,765
		29,651,535
Health Care Providers & Services - 2.9%
Express Scripts Holding Co. (a)	73,000	5,891,830
UnitedHealth Group, Inc.	349,000	37,081,250
		42,973,080
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	6,100	1,190,659
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.1%
Actavis PLC (a)	243,840	$ 64,993,114
Bristol-Myers Squibb Co.	144,000	8,678,880
Prestige Brands Holdings, Inc. (a)	963,000	32,992,380
		106,664,374
TOTAL HEALTH CARE		357,456,783
INDUSTRIALS - 10.9%
Air Freight & Logistics - 2.3%
FedEx Corp.	201,500	34,075,665
Airlines - 3.6%
American Airlines Group, Inc.	149,000	7,312,920
Delta Air Lines, Inc.	175,000	8,279,250
Southwest Airlines Co.	415,000	18,749,700
Spirit Airlines, Inc. (a)	259,310	19,225,243
		53,567,113
Machinery - 1.2%
Cummins, Inc.	122,900	17,139,634
Road & Rail - 3.8%
Union Pacific Corp.	485,000	56,846,850
TOTAL INDUSTRIALS		161,629,262
INFORMATION TECHNOLOGY - 19.7%
Electronic Equipment & Components - 3.1%
Zebra Technologies Corp. Class A (a)	552,000	46,069,920
Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. sponsored ADR	5,800	516,664
Facebook, Inc. Class A (a)	295,300	22,416,223
Google, Inc. Class A (a)	72,400	38,918,620
		61,851,507
IT Services - 3.4%
MasterCard, Inc. Class A	408,000	33,468,240
Visa, Inc. Class A	66,000	16,824,060
		50,292,300
Semiconductors & Semiconductor Equipment - 1.4%
NXP Semiconductors NV (a)	271,460	21,537,636
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.6%
Adobe Systems, Inc. (a)	1,114,601	$ 78,166,968
Intuit, Inc.	395,000	34,293,900
		112,460,868
TOTAL INFORMATION TECHNOLOGY		292,212,231
MATERIALS - 0.8%
Chemicals - 0.8%
Ecolab, Inc.	115,000	11,933,550
UTILITIES - 2.3%
Independent Power & Renewable Electricity Producers - 0.9%
Dynegy, Inc. (a)	468,791	12,807,370
Multi-Utilities - 1.4%
NiSource, Inc.	491,000	21,240,660
TOTAL UTILITIES		34,048,030
TOTAL COMMON STOCKS (Cost $1,236,881,964)		1,390,455,559
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.13% (b)	68,029,011	68,029,011
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,401,575	7,401,575
TOTAL MONEY MARKET FUNDS (Cost $75,430,586)		75,430,586
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,312,312,550)		1,465,886,145
NET OTHER ASSETS (LIABILITIES) - 1.4%		20,914,958
NET ASSETS - 100%		$ 1,486,801,103
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,196
Fidelity Securities Lending Cash Central Fund	2,279
Total	$ 7,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,322,383,040. Net unrealized appreciation aggregated $143,503,105, of which $179,837,116 related to appreciated investment securities and $36,334,011 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

January 31, 2015

1.813071.110

SCS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.8%
Cooper Tire & Rubber Co.	168,620	$ 5,866
Standard Motor Products, Inc.	119,202	4,346
Tenneco, Inc. (a)	226,184	11,630
Visteon Corp. (a)	41,200	3,994
		25,836
Diversified Consumer Services - 0.5%
Service Corp. International	344,500	7,796
Hotels, Restaurants & Leisure - 3.2%
Bloomin' Brands, Inc. (a)	352,384	8,709
Brinker International, Inc.	131,800	7,701
Buffalo Wild Wings, Inc. (a)	48,700	8,684
Domino's Pizza, Inc.	39,900	3,952
Life Time Fitness, Inc. (a)	143,080	7,822
Texas Roadhouse, Inc. Class A	257,657	8,655
		45,523
Household Durables - 1.1%
Ethan Allen Interiors, Inc.	281,279	7,656
Jarden Corp. (a)	160,777	7,721
		15,377
Leisure Products - 0.5%
Brunswick Corp.	147,300	7,995
Media - 1.3%
MDC Partners, Inc. Class A (sub. vtg.)	409,100	9,777
Nexstar Broadcasting Group, Inc. Class A	177,435	8,853
		18,630
Multiline Retail - 0.5%
Dillard's, Inc. Class A	58,756	6,675
Specialty Retail - 2.5%
Chico's FAS, Inc.	339,527	5,663
Genesco, Inc. (a)	104,875	7,493
GNC Holdings, Inc.	189,900	8,420
Murphy U.S.A., Inc. (a)	99,900	6,974
Zumiez, Inc. (a)	199,555	7,441
		35,991
Textiles, Apparel & Luxury Goods - 2.0%
Deckers Outdoor Corp. (a)	77,200	5,099
Fossil Group, Inc. (a)	84,300	8,245
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
G-III Apparel Group Ltd. (a)	99,905	$ 9,711
Steven Madden Ltd. (a)	170,459	5,854
		28,909
TOTAL CONSUMER DISCRETIONARY		192,732
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	18,080	1,764
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.	92,150	8,413
Food Products - 1.5%
Aryzta AG	51,410	3,872
Greencore Group PLC	1,315,100	6,105
Ingredion, Inc.	73,500	5,927
J&J Snack Foods Corp.	58,750	5,765
		21,669
Personal Products - 0.6%
Coty, Inc. Class A	163,600	3,112
Inter Parfums, Inc.	214,000	5,382
		8,494
TOTAL CONSUMER STAPLES		40,340
ENERGY - 3.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc.	121,374	3,469
Bristow Group, Inc.	134,200	7,476
Total Energy Services, Inc.	341,400	3,506
		14,451
Oil, Gas & Consumable Fuels - 2.4%
Diamondback Energy, Inc. (a)	95,400	6,582
Newfield Exploration Co. (a)	328,390	9,779
Stone Energy Corp. (a)(d)	427,467	6,019
Targa Resources Corp.	33,210	2,884
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TC Pipelines LP	56,500	$ 3,847
Western Refining, Inc.	161,588	6,000
		35,111
TOTAL ENERGY		49,562
FINANCIALS - 23.2%
Banks - 9.1%
Associated Banc-Corp.	897,423	15,086
BancFirst Corp.	124,883	7,201
Bank of the Ozarks, Inc.	463,136	15,020
Banner Bank	332,829	13,440
BBCN Bancorp, Inc.	826,586	10,704
City National Corp.	139,513	12,094
Huntington Bancshares, Inc.	1,707,400	17,109
Investors Bancorp, Inc.	954,900	10,513
MB Financial, Inc.	452,700	12,861
PacWest Bancorp	384,075	16,421
		130,449
Capital Markets - 3.0%
AURELIUS AG	249,242	9,996
OM Asset Management Ltd. (a)	573,302	8,691
Raymond James Financial, Inc.	183,100	9,635
Waddell & Reed Financial, Inc. Class A	343,859	15,374
		43,696
Insurance - 3.1%
Allied World Assurance Co.	341,187	13,194
Amerisafe, Inc.	52,395	2,132
Aspen Insurance Holdings Ltd.	210,010	9,098
Primerica, Inc.	237,169	11,773
StanCorp Financial Group, Inc.	123,423	7,657
		43,854
Real Estate Investment Trusts - 7.1%
Cousins Properties, Inc.	1,129,580	12,471
Equity Lifestyle Properties, Inc.	217,400	11,898
First Industrial Realty Trust, Inc.	345,108	7,499
Home Properties, Inc.	217,187	15,312
Kite Realty Group Trust	382,526	11,690
Mid-America Apartment Communities, Inc.	193,500	15,348
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
National Retail Properties, Inc.	321,659	$ 13,780
Ramco-Gershenson Properties Trust (SBI)	717,950	14,050
		102,048
Thrifts & Mortgage Finance - 0.9%
WSFS Financial Corp.	177,914	13,141
TOTAL FINANCIALS		333,188
HEALTH CARE - 15.0%
Biotechnology - 9.7%
ACADIA Pharmaceuticals, Inc. (a)	209,752	6,383
Achillion Pharmaceuticals, Inc. (a)	242,600	3,603
Agios Pharmaceuticals, Inc. (a)(d)	61,337	7,110
Auspex Pharmaceuticals, Inc.	104,449	6,418
BioCryst Pharmaceuticals, Inc. (a)(d)	365,650	3,722
BioMarin Pharmaceutical, Inc. (a)	55,856	5,427
bluebird bio, Inc. (a)	86,900	8,074
Celldex Therapeutics, Inc. (a)	231,451	4,958
Chimerix, Inc. (a)(d)	170,760	6,849
Dyax Corp. (a)	464,785	7,023
Genocea Biosciences, Inc.	83,223	714
Insmed, Inc. (a)	316,072	4,886
Intercept Pharmaceuticals, Inc. (a)	28,003	5,629
Isis Pharmaceuticals, Inc. (a)	179,028	12,265
La Jolla Pharmaceutical Co. (a)	124,900	2,728
Medivation, Inc. (a)	46,786	5,091
Mirati Therapeutics, Inc. (a)	243,206	5,047
Neurocrine Biosciences, Inc. (a)	232,660	7,831
Novavax, Inc. (a)	906,038	7,076
Otonomy, Inc.	146,300	4,272
Puma Biotechnology, Inc. (a)	47,000	9,921
Synageva BioPharma Corp. (a)	56,500	6,510
Ultragenyx Pharmaceutical, Inc.	85,500	4,968
XOMA Corp. (a)(d)	750,399	2,671
		139,176
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	72,182	4,438
Integra LifeSciences Holdings Corp. (a)	64,200	3,577
NxStage Medical, Inc. (a)	210,700	3,769
Sirona Dental Systems, Inc. (a)	62,700	5,657
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Steris Corp.	103,803	$ 6,770
Teleflex, Inc.	32,000	3,506
Vascular Solutions, Inc. (a)	37,900	1,033
West Pharmaceutical Services, Inc.	54,932	2,709
		31,459
Health Care Providers & Services - 1.5%
Omnicare, Inc.	77,700	5,826
Surgical Care Affiliates, Inc. (a)	227,464	7,336
Team Health Holdings, Inc. (a)	171,400	8,861
		22,023
Life Sciences Tools & Services - 0.7%
Bruker Corp. (a)	297,434	5,610
Fluidigm Corp. (a)	139,173	5,362
		10,972
Pharmaceuticals - 0.9%
Prestige Brands Holdings, Inc. (a)	143,546	4,918
Theravance, Inc. (d)	300,451	3,386
ZS Pharma, Inc.	93,800	4,214
		12,518
TOTAL HEALTH CARE		216,148
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.3%
Moog, Inc. Class A (a)	102,905	7,234
Teledyne Technologies, Inc. (a)	128,157	12,180
		19,414
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	284,220	9,493
Airlines - 1.0%
JetBlue Airways Corp. (a)(d)	831,900	13,968
Construction & Engineering - 0.7%
EMCOR Group, Inc.	238,600	9,630
Electrical Equipment - 0.4%
OSRAM Licht AG	142,323	6,575
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	111,500	9,999
Machinery - 3.4%
Allison Transmission Holdings, Inc.	302,620	9,478
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
KUKA AG (d)	112,400	$ 7,623
Navistar International Corp. (a)(d)	231,625	6,814
TriMas Corp. (a)	296,286	7,997
Valmont Industries, Inc.	66,700	8,012
Wabtec Corp.	104,416	8,714
		48,638
Professional Services - 1.9%
Dun & Bradstreet Corp.	72,394	8,333
Huron Consulting Group, Inc. (a)	126,751	9,534
Stantec, Inc.	364,100	8,954
		26,821
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	120,077	4,855
Kaman Corp.	180,300	6,855
Titan Machinery, Inc. (a)(d)	469,561	6,635
Watsco, Inc.	87,500	9,525
		27,870
TOTAL INDUSTRIALS		172,408
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.9%
Aruba Networks, Inc. (a)	428,074	7,097
Finisar Corp. (a)	402,200	7,296
Ixia (a)	727,231	7,374
Radware Ltd. (a)	291,842	5,615
		27,382
Electronic Equipment & Components - 1.0%
CDW Corp.	207,700	7,116
Trimble Navigation Ltd. (a)	301,800	7,195
		14,311
Internet Software & Services - 2.9%
Bankrate, Inc. (a)	682,965	8,523
EarthLink Holdings Corp.	461,486	1,947
NIC, Inc.	301,298	4,947
Points International Ltd. (a)	270,500	2,919
Rackspace Hosting, Inc. (a)	164,583	7,400
SciQuest, Inc. (a)	265,700	3,778
Stamps.com, Inc. (a)	94,096	4,288
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Web.com Group, Inc. (a)	304,595	$ 4,602
Zillow, Inc. (a)(d)	32,300	3,131
		41,535
IT Services - 3.7%
Datalink Corp. (a)	442,760	5,030
ExlService Holdings, Inc. (a)	359,538	10,563
Global Payments, Inc.	173,300	15,131
Interxion Holding N.V. (a)	166,436	4,542
Maximus, Inc.	229,600	12,793
WEX, Inc. (a)	61,200	5,633
		53,692
Semiconductors & Semiconductor Equipment - 3.1%
Intersil Corp. Class A	384,400	5,501
Lattice Semiconductor Corp. (a)	685,700	4,889
M/A-COM Technology Solutions Holdings, Inc. (a)	86,500	2,812
Monolithic Power Systems, Inc.	168,730	8,013
PMC-Sierra, Inc. (a)	496,600	4,390
Qorvo, Inc. (a)	177,250	13,093
Semtech Corp. (a)	202,700	5,161
		43,859
Software - 4.3%
BroadSoft, Inc. (a)	231,991	6,238
CommVault Systems, Inc. (a)	151,123	6,586
Interactive Intelligence Group, Inc. (a)	107,900	4,376
Parametric Technology Corp. (a)	224,274	7,493
Pegasystems, Inc.	175,500	3,435
Rovi Corp. (a)	225,241	5,205
Solera Holdings, Inc.	83,500	4,309
SS&C Technologies Holdings, Inc.	105,387	5,831
Synchronoss Technologies, Inc. (a)	329,026	13,974
Tangoe, Inc. (a)	374,200	4,277
		61,724
Technology Hardware, Storage & Peripherals - 1.8%
Cray, Inc. (a)	95,600	3,106
Electronics for Imaging, Inc. (a)	108,375	4,189
Nimble Storage, Inc. (a)(d)	132,300	2,967
Quantum Corp. (a)	3,067,141	4,846
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Silicon Graphics International Corp. (a)(d)	666,557	$ 6,286
Super Micro Computer, Inc. (a)	117,288	4,289
		25,683
TOTAL INFORMATION TECHNOLOGY		268,186
MATERIALS - 4.9%
Chemicals - 2.7%
Axiall Corp.	222,054	9,826
PolyOne Corp.	282,199	10,043
Sensient Technologies Corp.	72,795	4,440
Tronox Ltd. Class A	663,364	14,024
		38,333
Containers & Packaging - 1.1%
Avery Dennison Corp.	95,000	4,966
Berry Plastics Group, Inc. (a)	335,440	11,345
		16,311
Metals & Mining - 1.1%
Compass Minerals International, Inc.	104,900	9,168
Steel Dynamics, Inc.	174,000	2,965
Worthington Industries, Inc.	98,053	2,935
		15,068
TOTAL MATERIALS		69,712
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)	145,601	1,123
Cogent Communications Group, Inc.	94,000	3,484
FairPoint Communications, Inc. (a)	38,300	573
Lumos Networks Corp.	37,100	595
Towerstream Corp. (a)(d)	2,829,372	6,281
		12,056
Wireless Telecommunication Services - 0.1%
RingCentral, Inc. (a)	43,900	593
TOTAL TELECOMMUNICATION SERVICES		12,649
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.2%
Electric Utilities - 1.8%
El Paso Electric Co.	138,020	$ 5,529
Great Plains Energy, Inc.	170,920	5,054
IDACORP, Inc.	100,700	6,839
Portland General Electric Co.	195,368	7,756
		25,178
Gas Utilities - 1.1%
Atmos Energy Corp.	115,738	6,587
Laclede Group, Inc.	137,100	7,370
National Fuel Gas Co.	27,900	1,770
		15,727
Independent Power Producers & Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	169,200	4,623
TOTAL UTILITIES		45,528
TOTAL COMMON STOCKS (Cost $1,199,221)		1,400,453
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 2/19/15 to 4/23/15 (e) (Cost $610)	$ 610	610
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	34,253,104	34,253
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	46,450,837	46,451
TOTAL MONEY MARKET FUNDS (Cost $80,704)		80,704
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $1,280,535)		1,481,767
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(45,216)
NET ASSETS - 100%		$ 1,436,551
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
98 ICE Russell 2000 Index Contracts (United States)	March 2015	$ 11,380	$ (114)

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $610,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	182
Total	$ 194
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 192,732	$ 192,732	$ -	$ -
Consumer Staples	40,340	40,340	-	-
Energy	49,562	49,562	-	-
Financials	333,188	333,188	-	-
Health Care	216,148	216,148	-	-
Industrials	172,408	172,408	-	-
Information Technology	268,186	268,186	-	-
Materials	69,712	69,712	-	-
Telecommunication Services	12,649	12,649	-	-
Utilities	45,528	45,528	-	-
U.S. Government and Government Agency Obligations	610	-	610	-
Money Market Funds	80,704	80,704	-	-
Total Investments in Securities:	$ 1,481,767	$ 1,481,157	$ 610	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (114)	$ (114)	$ -	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,283,029,000. Net unrealized appreciation aggregated $198,738,000, of which $271,960,000 related to appreciated investment securities and $73,222,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2015

1.813084.110

VAL-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.9%
Delphi Automotive PLC	404,200	$ 27,781
Tenneco, Inc. (a)	435,500	22,393
The Goodyear Tire & Rubber Co.	2,422,500	58,721
Visteon Corp. (a)	667,310	64,696
		173,591
Automobiles - 0.2%
Harley-Davidson, Inc.	315,600	19,473
Diversified Consumer Services - 1.4%
H&R Block, Inc.	785,459	26,926
Houghton Mifflin Harcourt Co. (a)	3,733,906	73,483
Kroton Educacional SA	3,345,504	15,336
Service Corp. International	650,727	14,726
		130,471
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	220,000	23,485
Household Durables - 2.4%
Helen of Troy Ltd. (a)	319,697	24,048
Jarden Corp. (a)	1,194,350	57,353
KB Home (e)	3,545,772	44,180
Whirlpool Corp.	490,200	97,589
		223,170
Leisure Products - 0.5%
Brunswick Corp.	313,668	17,026
Mattel, Inc.	949,100	25,531
Vista Outdoor, Inc. (a)	142,600	4,853
		47,410
Media - 1.7%
CBS Corp. Class B	376,760	20,650
Liberty Broadband Corp. Class C (a)	468,971	20,822
Liberty Media Corp. Class C (a)	61,900	2,112
Live Nation Entertainment, Inc. (a)	2,745,282	65,255
Omnicom Group, Inc.	448,200	32,629
Sinclair Broadcast Group, Inc. Class A (e)	783,256	19,378
		160,846
Multiline Retail - 0.8%
Dillard's, Inc. Class A	162,702	18,483
Kohl's Corp.	867,517	51,808
		70,291
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	117,220	$ 18,638
AutoZone, Inc. (a)	53,300	31,818
Chico's FAS, Inc.	3,244,841	54,124
GameStop Corp. Class A	740,600	26,106
Office Depot, Inc. (a)	6,207,674	47,178
Rent-A-Center, Inc.	1,160,174	39,771
The Men's Wearhouse, Inc.	570,219	26,498
		244,133
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc. (a)	316,200	30,924
Gildan Activewear, Inc.	430,900	25,155
Japan Tobacco, Inc.	626,600	17,066
		73,145
TOTAL CONSUMER DISCRETIONARY		1,166,015
CONSUMER STAPLES - 2.8%
Beverages - 0.8%
C&C Group PLC	4,478,379	17,560
Cott Corp.	3,675,411	27,933
Molson Coors Brewing Co. Class B	342,886	26,035
		71,528
Food Products - 1.5%
Bunge Ltd.	437,909	39,206
ConAgra Foods, Inc.	546,900	19,377
Dean Foods Co.	1,243,258	22,528
Greencore Group PLC	4,180,560	19,407
The J.M. Smucker Co.	355,231	36,642
		137,160
Household Products - 0.1%
Svenska Cellulosa AB (SCA) (B Shares)	650,900	15,749
Personal Products - 0.4%
Coty, Inc. Class A	1,831,276	34,831
TOTAL CONSUMER STAPLES		259,268
ENERGY - 4.7%
Energy Equipment & Services - 0.9%
BW Offshore Ltd.	8,596,723	8,245
Dril-Quip, Inc. (a)	355,700	26,404
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc. (a)	306,300	$ 11,480
Halliburton Co.	387,100	15,480
Odfjell Drilling A/S	2,881,782	3,350
Rowan Companies PLC	635,575	13,423
SBM Offshore NV (a)(e)	910,000	9,961
		88,343
Oil, Gas & Consumable Fuels - 3.8%
Anadarko Petroleum Corp.	254,500	20,805
Boardwalk Pipeline Partners, LP	1,123,200	17,140
BPZ Energy, Inc. (a)(e)(f)	7,189,940	1,618
Cairn Energy PLC (a)	2,551,664	7,379
Cimarex Energy Co.	82,900	8,555
Cobalt International Energy, Inc. (a)	1,684,600	15,364
Energen Corp.	322,770	20,470
Energy XXI (Bermuda) Ltd. (e)	1,843,900	5,421
EQT Corp.	166,100	12,364
Imperial Oil Ltd.	408,200	15,175
Kinder Morgan, Inc.	542,800	22,282
Marathon Petroleum Corp.	184,523	17,085
Markwest Energy Partners LP	225,800	13,306
Newfield Exploration Co. (a)	974,710	29,027
Noble Energy, Inc.	407,698	19,464
Northern Oil & Gas, Inc. (a)	1,243,391	7,808
Scorpio Tankers, Inc.	1,315,345	10,352
Stone Energy Corp. (a)	1,980,600	27,887
Tesoro Corp.	615,000	50,264
Whiting Petroleum Corp. (a)	928,703	27,880
		349,646
TOTAL ENERGY		437,989
FINANCIALS - 28.6%
Banks - 5.9%
Bank of Ireland (a)	22,747,694	6,830
Barclays PLC sponsored ADR	1,508,356	21,177
CIT Group, Inc.	1,219,576	53,442
Citigroup, Inc.	606,816	28,490
EFG Eurobank Ergasias SA (a)	63,358,000	7,875
First Citizen Bancshares, Inc.	293,893	71,724
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
First Niagara Financial Group, Inc.	3,910,200	$ 31,751
Hilltop Holdings, Inc. (a)	1,026,914	18,638
Investors Bancorp, Inc.	2,308,200	25,413
JPMorgan Chase & Co.	923,817	50,237
M&T Bank Corp.	296,981	33,606
PNC Financial Services Group, Inc.	484,644	40,972
Prosperity Bancshares, Inc.	535,200	24,507
TSB Banking Group PLC (e)	2,555,300	10,288
U.S. Bancorp	1,814,915	76,063
Wells Fargo & Co.	821,928	42,675
Zions Bancorporation	287,100	6,879
		550,567
Capital Markets - 4.8%
American Capital Ltd. (a)	792,300	11,084
Ameriprise Financial, Inc.	383,055	47,859
Apollo Global Management LLC Class A	888,432	22,095
Ares Capital Corp.	2,074,817	34,546
Artisan Partners Asset Management, Inc.	306,900	14,814
Carlyle Group LP	872,140	22,937
E*TRADE Financial Corp. (a)	1,711,346	39,447
Fortress Investment Group LLC	2,931,228	20,929
Invesco Ltd.	2,112,621	77,597
Julius Baer Group Ltd.	265,240	10,861
KKR & Co. LP	1,722,768	41,364
NorthStar Asset Management Group, Inc.	1,105,559	23,405
The Blackstone Group LP	1,075,604	40,163
UBS Group AG	1,402,010	23,499
Virtus Investment Partners, Inc.	136,100	18,459
		449,059
Consumer Finance - 1.9%
Capital One Financial Corp.	1,028,791	75,318
Discover Financial Services	113,800	6,188
Navient Corp.	3,614,668	71,354
Springleaf Holdings, Inc. (a)(e)	835,138	26,390
		179,250
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	629,089	90,532
Cerved Information Solutions SpA	657,037	3,556
Element Financial Corp. (a)	1,094,000	11,623
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
PHH Corp. (a)	49,500	$ 1,235
The NASDAQ OMX Group, Inc.	496,070	22,621
		129,567
Insurance - 5.5%
ACE Ltd.	415,500	44,857
AFLAC, Inc.	532,446	30,392
Allied World Assurance Co.	691,679	26,747
Allstate Corp.	542,785	37,881
AMBAC Financial Group, Inc. (a)(e)	2,040,459	49,889
Brown & Brown, Inc.	1,011,300	31,199
FNF Group	217,800	7,645
FNFV Group (a)	79,187	982
Greenlight Capital Re, Ltd. (a)	519,943	16,331
Intact Financial Corp.	353,800	23,644
Old Republic International Corp.	2,106,705	29,578
ProAssurance Corp.	495,807	21,999
Progressive Corp.	525,100	13,626
Prudential PLC	1,118,141	27,182
Reinsurance Group of America, Inc.	590,193	48,874
StanCorp Financial Group, Inc.	391,028	24,259
Third Point Reinsurance Ltd. (a)	638,592	8,449
Torchmark Corp.	703,951	35,247
Validus Holdings Ltd.	840,082	33,309
		512,090
Real Estate Investment Trusts - 7.0%
Alexandria Real Estate Equities, Inc.	480,030	46,813
American Capital Agency Corp.	1,925,422	41,493
American Realty Capital Properties, Inc.	1,892,700	17,536
American Tower Corp.	569,104	55,175
Brandywine Realty Trust (SBI)	430,700	7,154
Digital Realty Trust, Inc.	237,642	17,334
Equity Lifestyle Properties, Inc.	1,222,769	66,922
Eurobank Properties Real Estate Investment Co. (f)	5,280,702	47,141
Extra Space Storage, Inc.	791,200	52,219
Iron Moutain, Inc.	1,033,828	41,188
iStar Financial, Inc. (a)	1,639,065	21,373
Lamar Advertising Co. Class A	893,900	50,076
MFA Financial, Inc.	2,277,990	17,859
NorthStar Realty Finance Corp.	2,046,459	38,699
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	838,649	$ 56,802
WP Glimcher, Inc.	4,259,400	75,306
		653,090
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. Class A	264,300	13,468
Forest City Enterprises, Inc. Class A (a)	2,781,782	68,154
Kennedy Wilson Europe Real Estate PLC	1,279,606	20,044
Kennedy-Wilson Holdings, Inc. (a)	1,290,314	34,309
Realogy Holdings Corp. (a)	585,600	27,230
		163,205
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	1,711,100	23,990
TOTAL FINANCIALS		2,660,818
HEALTH CARE - 7.5%
Biotechnology - 0.5%
Radius Health, Inc. (a)	226,069	10,894
United Therapeutics Corp. (a)	227,644	32,127
		43,021
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	2,839,600	42,054
DENTSPLY International, Inc.	222,100	11,111
St. Jude Medical, Inc.	206,400	13,596
The Cooper Companies, Inc.	67,300	10,610
Zimmer Holdings, Inc.	253,300	28,395
		105,766
Health Care Providers & Services - 2.4%
Accretive Health, Inc. (a)	1,305,454	7,637
Cardinal Health, Inc.	717,423	59,682
Community Health Systems, Inc. (a)	534,017	25,136
Express Scripts Holding Co. (a)	342,500	27,643
HCA Holdings, Inc. (a)	532,916	37,730
Humana, Inc.	213,100	31,206
Laboratory Corp. of America Holdings (a)	145,800	16,735
Omnicare, Inc.	93,200	6,988
Universal Health Services, Inc. Class B	119,700	12,273
		225,030
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	1,090,604	$ 28,234
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	547,273	20,671
Pharmaceuticals - 2.9%
Cardiome Pharma Corp. (a)	765,100	7,651
Impax Laboratories, Inc. (a)	953,355	34,960
Jazz Pharmaceuticals PLC (a)	563,767	95,468
Mallinckrodt PLC (a)	171,894	18,219
Perrigo Co. PLC	146,700	22,260
Teva Pharmaceutical Industries Ltd. sponsored ADR	779,717	44,335
The Medicines Company (a)	1,088,341	31,203
Theravance, Inc. (e)	1,434,246	16,164
		270,260
TOTAL HEALTH CARE		692,982
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
Alliant Techsystems, Inc.	277,300	36,135
Curtiss-Wright Corp.	683,485	45,472
Finmeccanica SpA (a)	1,769,000	19,370
GenCorp, Inc. (non-vtg.) (a)(e)	1,042,379	17,512
L-3 Communications Holdings, Inc.	211,090	25,989
Meggitt PLC	2,183,300	17,725
Textron, Inc.	658,300	28,017
		190,220
Air Freight & Logistics - 0.7%
FedEx Corp.	126,760	21,436
Hub Group, Inc. Class A (a)	652,798	21,803
UTi Worldwide, Inc. (a)	1,615,600	19,177
		62,416
Building Products - 0.6%
Allegion PLC	1,025,600	55,393
Commercial Services & Supplies - 0.6%
ADT Corp. (e)	1,112,669	38,276
Regus PLC	5,834,400	17,751
West Corp.	27,700	906
		56,933
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	4,100,506	$ 104,235
Astaldi SpA (e)	2,668,641	16,978
Jacobs Engineering Group, Inc. (a)	1,104,774	42,092
		163,305
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	1,251,252	34,072
Generac Holdings, Inc. (a)(e)	600,000	26,244
OSRAM Licht AG	552,111	25,504
Regal-Beloit Corp.	481,100	33,124
		118,944
Machinery - 1.9%
AGCO Corp.	494,600	21,436
Deere & Co.	375,426	31,983
Joy Global, Inc.	598,800	25,114
Manitowoc Co., Inc.	1,243,607	23,255
Sulzer AG (Reg.)	314,190	33,448
TriMas Corp. (a)	490,900	13,249
Valmet Corp.	269,183	3,468
Valmont Industries, Inc. (e)	202,100	24,276
		176,229
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	3,914,472	6,302
Professional Services - 0.5%
Dun & Bradstreet Corp.	260,908	30,033
Manpower, Inc.	235,200	17,141
		47,174
Road & Rail - 0.4%
Daqin Railway Co. Ltd. (A Shares)	14,699,200	24,802
TransForce, Inc.	564,200	12,805
		37,607
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	1,357,399	53,658
Noble Group Ltd.	18,692,000	14,622
Now, Inc.	0	0*
WESCO International, Inc. (a)	291,270	19,445
		87,725
TOTAL INDUSTRIALS		1,002,248
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.2%
Juniper Networks, Inc.	1,871,431	$ 42,538
Plantronics, Inc.	480,065	22,001
QUALCOMM, Inc.	779,154	48,666
		113,205
Electronic Equipment & Components - 1.4%
Ingram Micro, Inc. Class A (a)	1,357,050	34,171
Jabil Circuit, Inc.	1,530,203	31,537
TE Connectivity Ltd.	510,166	33,870
TTM Technologies, Inc. (a)(f)	4,169,963	28,981
		128,559
Internet Software & Services - 0.2%
Google, Inc. Class C (a)	26,700	14,272
IT Services - 2.2%
CGI Group, Inc. Class A (sub. vtg.) (a)	454,700	18,017
Computer Sciences Corp.	533,526	32,374
Global Payments, Inc.	403,100	35,195
Leidos Holdings, Inc.	454,800	18,829
Total System Services, Inc.	2,284,100	80,789
Unisys Corp. (a)	1,046,466	22,949
		208,153
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Corp. Class A	2,828,054	120,008
Freescale Semiconductor, Inc. (a)(e)	1,159,722	37,215
MagnaChip Semiconductor Corp. (a)	808,100	11,620
Maxim Integrated Products, Inc.	389,700	12,895
PMC-Sierra, Inc. (a)	2,358,310	20,847
Teradyne, Inc.	1,272,700	23,036
		225,621
Software - 3.3%
Activision Blizzard, Inc.	1,442,896	30,149
Cadence Design Systems, Inc. (a)	1,620,600	29,155
Comverse, Inc. (a)	1,080,257	18,613
Constellation Software, Inc.	80,700	22,361
Interactive Intelligence Group, Inc. (a)	550,000	22,308
Oracle Corp.	1,367,607	57,289
Parametric Technology Corp. (a)	301,500	10,073
Rovi Corp. (a)	1,022,300	23,625
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	2,206,778	$ 54,662
Synopsys, Inc. (a)	798,900	34,345
		302,580
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	939,662	24,365
NCR Corp. (a)	2,259,000	57,379
Samsung Electronics Co. Ltd.	59,789	73,630
		155,374
TOTAL INFORMATION TECHNOLOGY		1,147,764
MATERIALS - 6.5%
Chemicals - 3.8%
Agrium, Inc. (e)	647,700	69,103
Airgas, Inc.	203,700	22,945
Ashland, Inc.	242,900	28,789
Axalta Coating Systems	716,900	18,403
Axiall Corp.	453,194	20,054
Cabot Corp.	313,081	13,278
CF Industries Holdings, Inc.	168,500	51,457
Cytec Industries, Inc.	471,600	22,632
Eastman Chemical Co.	366,403	25,974
LyondellBasell Industries NV Class A	239,780	18,964
Methanex Corp.	1,075,666	47,540
Trinseo SA	42,001	641
Tronox Ltd. Class A	792,880	16,761
		356,541
Containers & Packaging - 1.5%
Avery Dennison Corp.	449,300	23,485
Rock-Tenn Co. Class A	1,335,000	86,642
Sonoco Products Co.	681,278	30,112
		140,239
Metals & Mining - 1.2%
Compass Minerals International, Inc.	601,100	52,536
Constellium NV (a)	550,900	10,142
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	1,199,000	$ 20,431
SunCoke Energy, Inc.	1,638,184	24,737
		107,846
TOTAL MATERIALS		604,626
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	63,591	2,364
Frontier Communications Corp.	1,354,904	9,098
		11,462
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	1,121,900	15,146
T-Mobile U.S., Inc. (a)	85,100	2,568
		17,714
TOTAL TELECOMMUNICATION SERVICES		29,176
UTILITIES - 10.0%
Electric Utilities - 5.3%
Edison International	2,309,493	157,394
Exelon Corp.	1,029,200	37,092
ITC Holdings Corp.	2,086,266	88,750
NextEra Energy, Inc.	659,918	72,089
PPL Corp.	3,747,400	133,033
		488,358
Gas Utilities - 1.2%
Atmos Energy Corp.	680,138	38,707
National Fuel Gas Co.	1,204,100	76,376
		115,083
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	1,162,100	31,749
NextEra Energy Partners LP	201,000	8,058
		39,807
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 3.1%
NiSource, Inc.	3,054,818	$ 132,151
Sempra Energy	1,404,597	157,202
		289,353
TOTAL UTILITIES		932,601
TOTAL COMMON STOCKS (Cost $8,219,679)		8,933,487
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $16,977)	947,181	11,480
Nonconvertible Bonds - 0.1%
		Principal Amount (000s) (d)
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Ireland 10% 7/30/16 (Cost $13,498)	EUR	10,286	12,600
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 2/12/15 to 4/9/15 (i) (Cost $4,470)		$ 4,470	4,470
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $10,148)	EUR	6,870	$ 8,917
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	330,819,404	330,819
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	135,639,713	135,640
TOTAL MONEY MARKET FUNDS (Cost $466,459)		466,459
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $8,731,231)		9,437,413
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(147,925)
NET ASSETS - 100%		$ 9,289,488
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
422 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2015	$ 60,405	$ 719

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,917,000 or 0.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,986,000.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 78
Fidelity Securities Lending Cash Central Fund	371
Total	$ 449
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
BPZ Energy, Inc.	$ 8,916	$ -	$ -	$ -	$ 1,618
Cardiome Pharma Corp.	9,170	547	4,816	-	-
Eurobank Properties Real Estate Investment Co.	57,043	-	-	630	47,141
TTM Technologies, Inc.	23,713	5,241	-	-	28,981
Total	$ 98,842	$ 5,788	$ 4,816	$ 630	$ 77,740
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,166,015	$ 1,148,949	$ 17,066	$ -
Consumer Staples	259,268	259,268	-	-
Energy	437,989	437,989	-	-
Financials	2,672,298	2,638,286	34,012	-
Health Care	692,982	692,982	-	-
Industrials	1,002,248	962,824	39,424	-
Information Technology	1,147,764	1,074,134	73,630	-
Materials	604,626	604,626	-	-
Telecommunication Services	29,176	29,176	-	-
Utilities	932,601	932,601	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 12,600	$ -	$ 12,600	$ -
U.S. Government and Government Agency Obligations	4,470	-	4,470	-
Preferred Securities	8,917	-	8,917	-
Money Market Funds	466,459	466,459	-	-
Total Investments in Securities:	$ 9,437,413	$ 9,247,294	$ 190,119	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 719	$ 719	$ -	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $8,781,427,000. Net unrealized appreciation aggregated $655,986,000, of which $1,214,036,000 related to appreciated investment securities and $558,050,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015